Long- term investments (Tables)	12 Months Ended
Dec. 31, 2023
Long- term investments
Schedule of equity method investments

	December 31, 2022	December 31, 2023
	RMB	RMB
Equity method investments:
Shanghai Three Drivers Culture Media Co., Limited (“STDC”) (1)	5,383	5,564
Total	5,383	5,564